Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables and advances to suppliers	¥ 40,080	¥ 37,406
Value-added tax to be deducted	44,514	48,560
Prepaid expenses	373	360
Prepaid income taxes	5,997	5,649
Other current assets	18,298	11,152
Prepayments and other current assets	109,262	103,127
Cost [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables	21,128	23,072
Advances to suppliers	22,330	17,747
Other receivables and advances to suppliers	43,458	40,819
Accumulated impairment [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables and advances to suppliers	¥ (3,378)	¥ (3,413)